Otter Creek Long/Short Opportunity Fund
(the “Fund”)
Institutional Class – Ticker: OTTRX
Investor Class – Ticker: OTCRX

Supplement dated May 29, 2025 to
the Summary Prospectus dated February 28, 2025

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Otter Creek Long/Short Opportunity Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Otter Creek Long/Short Opportunity Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Summary Prospectus